Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	₱ 47,627	₱ 47,724
Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	46,111	46,781
Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,516	943
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	65,102	65,381
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	63,586	64,264
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	395	595
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	4,236	4,069
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	10,011	16,177
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	136	122
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	17,516	19,894
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	20,936	15,934
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,254	1,250
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	256	188
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	8,846	6,035
Costs [Member] | Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,516	1,117
Costs [Member] | Financial instrument at fair value through profit or loss | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,101	578
Costs [Member] | Financial instrument at fair value through profit or loss | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	385	96
Costs [Member] | Financial instrument at fair value through profit or loss | Cash equivalents and short-term investments
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments		443
Costs [Member] | Financial instrument at fair value through profit or loss | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	30
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	32,695	36,391
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	31,655	35,448
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	395	595
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	3,957	3,801
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	10,011	16,177
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	136	122
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	5,552	8,349
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	6,010	3,731
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	520	619
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	135	93
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	4,939	1,961
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,040	943
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	625	578
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	385	96
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss | Cash equivalents and short-term investments
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments		269
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	30
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	14,932	11,333
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	6,403	3,505
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	5,927	3,505
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,710	1,603
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	3,182	1,500
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	232	164
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	73	39
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	730	199
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	476
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instrument at fair value through profit or loss | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	476
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	586	618
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	586	618
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	248	223
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	548	248
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	158	87
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	17	20
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	(385)	40
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	7,943	7,210
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	7,943	7,210
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	140	21
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	5,283	4,509
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	267	256
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	31	35
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	2,222	2,389
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	17,475	17,657
Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	17,475	17,483
Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	279	268
Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	9,866	9,698
Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	5,913	5,946
Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	77	124
Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments		1
Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,340	1,446
Impaired [Member] | Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments		174
Impaired [Member] | Financial instrument at fair value through profit or loss | Cash equivalents and short-term investments
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments		174
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	₱ 17,475	₱ 17,657